Intangible assets (Details Narrative) $ / shares in Units, R$ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 06, 2019	Dec. 16, 2016 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 BRL (R$)	May 16, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Signature bonus		$ 140		R$ 729
Description of exploration rights			Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 15 projects comprising 23 wells, are composed of (i) US$ 1,413 of wells in areas in which there has been ongoing drilling or firmly planned drilling activities for the near term and for which an evaluation plan has been submitted for approval by the ANP; and (ii) US$ 57 relates to costs incurred to evaluate technical and commercial feasibility necessary for the decision on the production development and on definition of proved reserves.	Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 15 projects comprising 23 wells, are composed of (i) US$ 1,413 of wells in areas in which there has been ongoing drilling or firmly planned drilling activities for the near term and for which an evaluation plan has been submitted for approval by the ANP; and (ii) US$ 57 relates to costs incurred to evaluate technical and commercial feasibility necessary for the decision on the production development and on definition of proved reserves.
Average price | $ / shares					$ 0.5356
Accruals			$ 5,244
Other income and expenses			693
Contract provision			384
Accrual			309
Compensation amount			58	R$ 319
Basins returned			$ 3
Minimum [Member]
IfrsStatementLineItems [Line Items]
Average price | $ / shares			$ 40.00
Maximum [Member]
IfrsStatementLineItems [Line Items]
Average price | $ / shares			$ 70.00
Transfer Of Rights Agreement And Production Sharing Contract [Member]
IfrsStatementLineItems [Line Items]
Description of exploration rights	the ANP held the Bidding Round for the Surplus Volume of the Transfer of Rights Agreement, when the Company acquired a 90% interest in the exploration and production rights of the surplus volume of Búzios field, in the pre-salt layer of Santos basin, in partnership with CNODC Brasil Petróleo e Gás Ltda. - CNODC (5%) and CNOOC Petroleum Brasil Ltda. - CNOOC (5%).		Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (Shell, 25%) and TotalEnergies EP Brasil Ltda. (TotalEnergies, 22.5%), and related to the Sépia field in consortium with TotalEnergies (28%), Petronas Petróleo Brasil Ltda. (Petronas, 21%) and QP Brasil Ltda. (QP, 21%), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.	Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (Shell, 25%) and TotalEnergies EP Brasil Ltda. (TotalEnergies, 22.5%), and related to the Sépia field in consortium with TotalEnergies (28%), Petronas Petróleo Brasil Ltda. (Petronas, 21%) and QP Brasil Ltda. (QP, 21%), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.
Additional gain			$ 129
Ammount ereceived throughcompensation and reimbursement			1,953
Total gain			$ 735
Description of exploration rights			After the transaction becomes effective, Petrobras hold an 85% interest in the Production Sharing Contract of the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, CNOOC hold a 10% interest and CNODC a 5% interest. The total participation in this Búzios Co-participation Agreement, including the portions of the Transfer of Rights Agreement and of the BS-500 Concession Agreement (100% of Petrobras) is 88.99% of Petrobras, 7.34% of CNOOC and 3.67% of CNODC.	After the transaction becomes effective, Petrobras hold an 85% interest in the Production Sharing Contract of the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, CNOOC hold a 10% interest and CNODC a 5% interest. The total participation in this Búzios Co-participation Agreement, including the portions of the Transfer of Rights Agreement and of the BS-500 Concession Agreement (100% of Petrobras) is 88.99% of Petrobras, 7.34% of CNOOC and 3.67% of CNODC.
Transfer Of Rights Agreement And Production Sharing Contract [Member] | Atapu [member]
IfrsStatementLineItems [Line Items]
Compensation paid by partners			$ 2,093
Additional gain			60
Transfer Of Rights Agreement And Production Sharing Contract [Member] | Sepia [member]
IfrsStatementLineItems [Line Items]
Compensation paid by partners			3,059
Additional gain			$ 69
Shell Brasil [Member]
IfrsStatementLineItems [Line Items]
Interest rate			40.00%
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Interest rate			60.00%
Agua Marinha [Member] | Total Energies [Member]
IfrsStatementLineItems [Line Items]
Interest rate			30.00%
Agua Marinha [Member] | Petronas [Member]
IfrsStatementLineItems [Line Items]
Interest rate			20.00%
Agua Marinha [Member] | Qatar Energy [Member]
IfrsStatementLineItems [Line Items]
Interest rate			20.00%
Petrobars [Member] | Qatar Energy [Member]
IfrsStatementLineItems [Line Items]
Interest rate			30.00%